Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
RAYONIER INVESTMENT AND SAVINGS PLAN FOR SALARIED EMPLOYEES
SCHEDULE H, LINE 4i: SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
PLAN NUMBER 100
EMPLOYER IDENTIFICATION NUMBER 13-2607329

(a)	(b) Identity of Issue	(c) Description	(d) Cost	(e) Current Value
	Empower S&P 500 Index Separate Account	Mutual Fund	**	$30,222,901
	Flexpath Stable Value CL I1	Common Collective Trust Fund	**	17,518,614
	BlackRock Lifepath Index 2040 Fund G	Common Collective Trust Fund	**	9,373,156
	BlackRock Lifepath Index Retirement G	Common Collective Trust Fund	**	7,473,451
	BlackRock Lifepath Index 2030 Fund G	Common Collective Trust Fund	**	5,768,047
*	Rayonier Inc. Common Stock Fund (1)	Company Stock	**	5,466,927
	BlackRock Lifepath Index 2045 Fund G	Common Collective Trust Fund	**	5,270,918
	Principal Blue Chip R6	Mutual Fund	**	5,165,526
	BlackRock Lifepath Index 2035 Fund G	Common Collective Trust Fund	**	4,962,255
	Vanguard Mid Cap Index Admiral	Pooled Separate Investment Account	**	4,785,897
	BlackRock Lifepath Index 2050 Fund G	Common Collective Trust Fund	**	3,545,706
	iShares MSCI EAFE International Index K	Mutual Fund	**	3,331,415
	BlackRock Lifepath Index 2055 Fund G	Common Collective Trust Fund	**	3,209,574
	Large Cap Value Fund Class I1	Common Collective Trust Fund	**	2,855,978
	Vanguard Intermediate Term Bond Index Fund	Mutual Fund	**	2,565,775
	Mass Mutual Total Return Bond I	Pooled Separate Investment Account	**	2,055,535
	Fidelity Institutional AM Total International Equity	Mutual Fund	**	1,884,942
	Fidelity Small Cap Index Fund	Mutual Fund	**	1,835,889
	CIT Small-Cap Value Fund III CI I1	Common Collective Trust Fund	**	1,832,611
	BlackRock Lifepath Index 2060 Fund G	Common Collective Trust Fund	**	1,559,311
	Small Cap Growth L1	Common Collective Trust Fund	**	1,286,262
	Pimco Income Instl	Pooled Separate Investment Account	**	599,570
	BlackRock Lifepath Index 2065 Fund G	Common Collective Trust Fund	**	530,200
	iShares S&P 500 Index K	Mutual Fund	**	469,750
	Dreyfus Government Securities Cash Management Administrative Shares	Pooled Separate Investment Account	**	127,065
	Dreyfus Government Secs Cash Mgmt Admin	Pooled Separate Investment Account	**	7,055
	MassMutual GIA (1)	Guaranteed Interest Account	**	3,910
	MFS Value R6	Pooled Separate Investment Account	**	678
	American Funds EuroPacific Growth R6	Mutual Fund	**	342
	Allspring Special Small Cap Value R6	Mutual Fund	**	336
*	Notes Receivable from Participants (2)	Participant Loans	—	608,214
				$124,317,810

(1)	This investment is closed to participant contributions.
(2)	The loans bear fixed interest rates which range from 4.25 percent to 9.50 percent with maturities through May 2037.
*	Denotes party-in-interest transaction.
**	Investments are participant directed, thus cost information is not required.